Risk Management - Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year (Details)	12 Months Ended
Dec. 31, 2022
Basic scenario [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	1.70%
Personal consumption expenditures price index rate	2.70%
Consumer price index change rate	3.60%
Upside scenario [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	1.89%
Personal consumption expenditures price index rate	3.11%
Consumer price index change rate	3.39%
Downside scenario [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	1.36%
Personal consumption expenditures price index rate	1.97%
Consumer price index change rate	3.97%